RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS.
Schedule of carrying amounts of Right-of-use assets and the movement

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2023	3,406	71	3,477
Remeasurement of lease	(300)	—	(300)
As at December 31, 2023	3,106	71	3,177
ACCUMULATED DEPRECIATION
As at January 1, 2023	799	22	821
Depreciation	442	30	472
As at December 31, 2023	1,241	52	1,293
Net book value as at December 31, 2023	1,865	19	1,884

	Buildings	Rolling stocks	Total
	$	$	$
COST
As at January 1, 2022	2,715	164	2,879
New leases	451	—	451
End of leases	(205)	(49)	(254)
Remeasurement of lease	445	(44)	401
As at December 31, 2022	3,406	71	3,477
ACCUMULATED DEPRECIATION
As at January 1, 2022	553	72	625
Depreciation	451	43	494
End of leases	(205)	(49)	(254)
Remeasurement of lease	—	(44)	(44)
As at December 31, 2022	799	22	821
Net book value as at December 31, 2022	2,607	49	2,656